Line of Credit	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Line of Credit [Abstract]
LINE OF CREDIT
NOTE 3 – LINE OF CREDIT

In March 2012, Greenkraft entered into an agreement with Pacific Premier Bank for a $3,500,000 line of credit.  The line of credit was due on April 10, 2013 and bears interest at the prime rate plus 1%.  The line of credit is secured by certain real property owned by the majority shareholder and inventory. On July 15, 2013, the maturity date of the facility was extended to December 10, 2013 and the maximum amount available under such facility was reduced to $2 million.  On December 26, 2013, Greenkraft and Pacific Premier entered into a loan modification agreement extending the maturity date to June 10, 2014.

During the three months ended March 31, 2014, the Company made draws of $300,000 under the line of credit.  As of March 31, 2014, the total amount outstanding is $1,905,558.

NOTE 6 – LINE OF CREDIT

In March 2012, Greenkraft entered into an agreement with Pacific Premier Bank for $3,500,000 line of credit. On July 15, 2013, the maximum amount available under this facility was decreased to $2,000,000.  The line of credit is due on June 6, 2014, and bears interest at prime rate plus 1%. The line of credit is secured by certain real property owned by the majority shareholder and inventory.

During 2013 and 2012, $169,534 and $250,000 were borrowed under this line of credit by CEE, LLC, a related entity. See note 3.

During 2013 and 2012, $1,165,000 and $21,024 were borrowed under the line of credit.

As of December 31, 2013 and 2012, the line of credit has balances of $1,605,558 and $271,024, respectively.